Employee Benefits - Investment Policy and Strategy Narrative (Details)	Dec. 31, 2019
Foreign Plan | Equity securities
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Actual allocation percentage	8.00%
Foreign Plan | Fixed income investments
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Actual allocation percentage	82.00%
Foreign Plan | Other Investments
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Actual allocation percentage	10.00%
Pension Plan | U.S. | Equity securities
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Target allocation percentage	50.00%
Pension Plan | U.S. | Fixed income investments
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Target allocation percentage	29.00%
Pension Plan | U.S. | Other Investments
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Target allocation percentage	21.00%